Share-Based Payments - Summary Of Measurement Inputs Related To Stock Options (Detail) - Equity Settled Performance Share Plan [Member] - yr	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
DisclosureOfIndirectMeasurementOfFairValueOfGoodsOrServicesReceivedOtherEquityInstrumentsGrantedDuringPeriod [Line Items]
Expected volatility	72.80%	34.80%
Expected dividend yield
Bottom of range [member]
DisclosureOfIndirectMeasurementOfFairValueOfGoodsOrServicesReceivedOtherEquityInstrumentsGrantedDuringPeriod [Line Items]
Expected term	0.32	0.54
Risk free rate	4.00%	4.00%
Top of range [member]
DisclosureOfIndirectMeasurementOfFairValueOfGoodsOrServicesReceivedOtherEquityInstrumentsGrantedDuringPeriod [Line Items]
Expected term	3.32	2.54
Risk free rate	5.30%	4.30%